Condensed Financial Information Parent Company Only	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Parent Company Only
Note 25. Condensed Financial Information (Parent Company Only)

Note 25.  Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of the Company.

Community Bancorp. (Parent Company Only)	December 31,	December 31,
Balance Sheets	2021	2020

Assets

Cash	$908,042	$750,371
Investment in subsidiary - Community National Bank	97,061,296	89,598,666
Investment in Capital Trust	387,000	387,000
Income taxes receivable	185,439	184,973
Total assets	$98,541,777	$90,921,010

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	894,509	745,297
Total liabilities	13,781,509	13,632,297

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2021 and 2020 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,587,939 and 5,527,380 shares issued at December 31, 2021 and 2020, respectively (including 14,337 and 18,128 shares issued February 1, 2022 and 2021, respectively)	13,969,848	13,818,450
Additional paid-in capital	35,322,063	34,309,646
Retained earnings	37,758,105	29,368,046
Accumulated other comprehensive (loss) income	(1,166,971)	915,348
Less: treasury stock, at cost; 210,101 shares at December 31, 2021 and 2020	(2,622,777)	(2,622,777)
Total shareholders' equity	84,760,268	77,288,713

Total liabilities and shareholders' equity	$98,541,777	$90,921,010

The investment in the subsidiary bank is carried under the equity method of accounting.  The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Income	2021	2020

Income
Bank subsidiary distributions	$4,291,000	$3,675,000
Dividends on Capital Trust	11,805	14,314
Total income	4,302,805	3,689,314

Expense
Interest on junior subordinated debentures	393,105	476,666
Administrative and other	501,749	418,474
Total expense	894,854	895,140

Income before applicable income tax benefit and equity in undistributed net income of subsidiary	3,407,951	2,794,174
Income tax benefit	185,439	184,973

Income before equity in undistributed net income of subsidiary	3,593,390	2,979,147
Equity in undistributed net income of subsidiary	9,544,948	7,779,355
Net income	$13,138,338	$10,758,502
Community Bancorp. (Parent Company Only)	Years Ended December 31,
Condensed Statements of Cash Flows	2021	2020

Cash Flows from Operating Activities
Net income	$13,138,338	$10,758,502
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(9,544,948)	(7,779,355)
(Increase) decrease in income taxes receivable	(467)	28,097
Net cash provided by operating activities	3,592,923	3,007,244

Cash Flows from Financing Activities
Dividends paid on preferred stock	(48,750)	(54,375)
Dividends paid on common stock	(3,386,502)	(2,947,185)
Net cash used in financing activities	(3,435,252)	(3,001,560)
Net increase in cash	157,671	5,684

Cash
Beginning	750,371	744,687
Ending	$908,042	$750,371

Cash Received for Income Taxes	$184,973	$213,071

Cash Paid for Interest	$393,105	$476,666

Dividends paid:
Dividends declared	$4,699,529	$4,004,030
Increase in dividends payable attributable to dividends declared	(149,212)	(17,773)
Dividends reinvested	(1,163,815)	(1,039,072)
	$3,386,502	$2,947,185